Shareholders' equity and capital stock (Details 2) (CAD)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Outstanding Beginning Balance, Options	6,413,902	5,665,568	8,361,452
Granted, Options	3,114,207	3,162,098	798,537
Exercised, Options	(88,473)	(1,677,432)	(3,057,444)
Forfeited, Options	(145,414)	(241,332)	(75,470)
Expired, Options	(782,500)	(495,000)	(361,507)
Outstanding Ending Balance, Options	8,511,722	6,413,902	5,665,568
Outstanding Beginning Balance, Weighted-average exercise price	1.79	1.79	1.65
Granted, Weighted-average exercise price	0.87	2.05	0.81
Exercised, Weighted-average exercise price	0.85	2.00	1.15
Forfeited, Weighted-average exercise price	1.99	2.11	0.84
Expired, Weighted-average exercise price	3.25	2.59	2.06
Outstanding Ending Balance, Weighted-average exercise price	1.32	1.79	1.79